Schedule of accrued revenues (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Opening balance	$ 2,724,647	$ 4,242,683
Addition	1,510,567	1,405,962
Recognized	(1,508,231)	(2,923,998)
Closing balance	$ 2,726,983	$ 2,724,647